Concentrations of credit risk (Details Narrative) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Product Information [Line Items]
Cash and cash equivalents, at carrying value	$ 1,798,517	$ 2,788,070
Cash, insured amount	1,608,669	2,563,066
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Accounts receivable	935,547	$ 617,587
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Accounts receivable	$ 687,783